CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT)
Common equivalent preferred dividends ($0.02 per unit)	$ 0.02	$ 0.02
Net issuance cost, taxes	$ 2,469	$ 2,469